Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Provisions for pensions are established to cover benefit plans for retirement, disability and surviving dependents’ pensions. The benefit obligations vary depending on the legal, tax and economic circumstances in the various countries in which the Group companies operate. Generally, the level of benefit depends on the length of service and the remuneration.
In both 2018 and 2017, Germany accounted for approximately 90.1% of provisions for projected benefit pension obligations. There are also defined contribution pension plans in Germany and the United States for which our Group companies make regular contributions to off-balance sheet pension funds managed by third party insurance companies.
In South Korea, the company’s pension plan provides, at the option of employees for either projected benefit or defined contribution benefits. Plan assets relating to this plan reduce the pension provision disclosed.
Obligations and Funded Status
The following provides information about projected benefit obligations, plan assets, the funded status and weighted-average assumptions of the defined benefit pension plan:
Change in Projected Benefit Obligation

	December 31
	2018	2017
	(In thousands)
Present value of projected benefit obligation at the beginning of the year	$72,864	$64,700
Actuarial (gain)/ loss	(198)	(747)
Service cost	604	772
Interest cost	1,758	1,723
Benefits paid	(925)	(2,414)
Other	126	145
Curtailments, settlements, special and contractual termination benefits	(2,154)	—
Currency translation	(4,452)	8,685
Present value of projected benefit obligation at the end of the year	$67,623	$72,864

Based on the weighted Macaulay method the projected benefit obligation has a duration of 21.2 (prior year: 21.9 years).
Change in Plan Assets

	December 31
	2018	2017
	(In thousands)
Fair value of plan assets at the beginning of the year	$7,474	$7,003
Actual return on plan assets	(79)	180
Employer contributions	609	1,003
Actuarial gain/(loss)	—	(77)
Benefits paid	—	(1,512)
Settlement	(1,467)	—
Other adjustments	174	—
Currency translation	(320)	877
Fair value of plan assets at the end of the year	$6,391	$7,474

The plan assets are held by Orion Engineered Carbons Co. Ltd. Korea, Bupyeong-gu, South Korea, and relate to qualifying insurance policies. These insurance policies do not have a quoted market price. The actual return on plan assets amounted to $(79)k and $103k for the years ended December 31, 2018 and 2017, respectively.

Net Funded Status

	December 31
	2018	2017
	(In thousands)
Projected benefit obligation	$67,623	$72,864
Fair value of plan assets	6,391	7,474
Net funded status	$61,232	$65,390

Amount Recognized in the Consolidated Balance Sheets

	December 31
	2018	2017
	(In thousands)
Non-current assets	$—	$—
Current liabilities	855	763
Non-current liabilities	60,377	64,627
Net liability recognized - pension plans	$61,232	$65,390

Pension Assumptions and Strategy
The assumptions in the table below were used in the actuarial valuation of the underlying the obligations:

Assumptions	December 31
	2018	2017
Discount rate	1.9%	1.9%
Expected long-term rate of return on plan assets	2.0%	2.0%
Rate of compensation/salary increase	3.0%	3.0%
Future pension increase	1.5%	1.5%
Mortality	Heubeck 2018G	Heubeck 2005G
A 0.5% increase or decrease in the discount rate or in the future pension increase would have impacted the projected benefit obligation as follows:

Sensitivities	As at December 31, 2018
	Discount rate		Future pension increase
	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase
(In thousands)
Impact on projected benefit obligation	$5,913	$(5,148)	$(7,584)	$8,379

Net Periodic Pension Cost (Benefit)

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Service cost	$604	$772	$788
Interest cost	1,758	1,723	1,706
Expected return on plan assets	(174)	(180)	(151)
Past service cost/(income) and other adjustments	253	145	(2,087)
Net periodic pension cost	$2,441	$2,460	$256

Effective at the end of 2013, all defined benefit plans in Germany were modified to close access to new participants and freeze benefits accrued under these plans at December 31, 2013 levels. Interest expense on the frozen obligation relating to these plans will continue to accrue. In addition, one program during the year ended December 31, 2016 ceased due to the closure of our Ambès (France) plant.
There is no expected pension contribution in 2019.
The Group paid $14,049k, $12,770k and $12,750k for the years ended December 31, 2018, 2017 and 2016, respectively, for state defined contribution pension schemes (statutory pension insurance) in Germany and other countries. This amount is also recognized as personnel expenses (social security costs).
Estimated Future Benefit Payments
The Company expects that the following benefit payments will be made to plan participants in the years from 2019 to 2028:

Benefit payments	(In thousands)
2019	$1,213
2020	1,401
2021	1,531
2022	1,801
2023	1,964
2024 - 2028	12,640

The Company does not anticipate making funding contributions to the Pension Plan in 2018.
Amounts Recognized in Accumulated Other Comprehensive (Income)/Loss
Amounts recognized in AOCI at December 31, 2018 and 2017 related to the Company's defined benefit pension plan were as follows:

Accumulated Other Comprehensive (Income) / Loss	December 31
	2018	2017
	(In thousands)
Net actuarial (gain) loss	$198	$670
Net prior service cost	—	—
Balance in accumulated other comprehensive (income) / loss	$198	$670

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2019:

2019
(In thousands)
Net actuarial (gain) loss	$—
Prior service cost (credit)	—
Net amount recognized	$—

Plan Assets
The fair value (all Level 2) of Orion's pension plan assets at December 31, 2018 and 2017, by asset category, is as follows:

	December 31
	2018	2017
	(In thousands)
Equity securities	$—	$—
Debt securities	—	—
Other securities	6,391	7,474
Total pension plan assets	$6,391	$7,474